Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 7,428,405	$ 89,806
Trade receivables	22,376	184,064
Other current assets	651,560	179,541
Deferred initial public offering costs		291,133
Inventories	264,468	304,823
TOTAL CURRENT ASSETS	8,366,809	1,049,367
NON-CURRENT ASSETS:
Operating lease right-of-use asset	8,127	56,893
Property and equipment, net	49,981	41,311
TOTAL NON-CURRENT ASSETS	58,108	98,204
TOTAL ASSETS	8,424,917	1,147,571
CURRENT LIABILITIES:
Trade payables	56,682	47,260
Operating lease liabilities	7,543	45,097
Other current liabilities	690,861	774,647
Convertible notes		1,514,928
TOTAL CURRENT LIABILITIES	755,086	2,381,932
NON-CURRENT LIABILITIES:
Derivative warrant liabilities	1,564,773
Operating lease liabilities, net of current portion		7,775
Loan from a related party		399,794
TOTAL NON-CURRENT LIABILITIES	1,564,773	407,569
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY (DEFICIT):
Ordinary shares, NIS 0.02 par value: Authorized 25,000,000 as of December 31, 2023 and December 31, 2022; Issued and outstanding 10,073,956 and 3,597,442 shares as of December 31, 2023 and as of December 31, 2022, respectively	56,227	21,456
Additional paid-in capital	24,471,888	12,988,292
Accumulated losses	(18,423,057)	(14,651,678)
TOTAL SHAREHOLDERS’ EQUITY (DEFICIT)	6,105,058	(1,641,930)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)	$ 8,424,917	$ 1,147,571